SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING (Details)	6 Months Ended
Jun. 30, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	625,000
Weighted average remaining contractual life (years)	3 years 3 days
Weighted average exercise price, ending | $ / shares	$ 1.44
Number of Options, Exercisable, Ending | shares	615,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.41
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	250,000
Weighted average remaining contractual life (years)	2 years 9 months
Weighted average exercise price, ending | $ / shares	$ 0.82
Number of Options, Exercisable, Ending | shares	250,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 0.82
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	240,000
Weighted average remaining contractual life (years)	3 years
Weighted average exercise price, ending | $ / shares	$ 1.22
Number of Options, Exercisable, Ending | shares	240,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.22
Stock Options Three [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	115,000
Weighted average remaining contractual life (years)	3 years 3 months 29 days
Weighted average exercise price, ending | $ / shares	$ 2.65
Number of Options, Exercisable, Ending | shares	115,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 2.65
Stock Options Four [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	10,000
Weighted average remaining contractual life (years)	4 years
Weighted average exercise price, ending | $ / shares	$ 6.20
Number of Options, Exercisable, Ending | shares	10,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 6.20
Stock Options Five [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	10,000
Weighted average remaining contractual life (years)	4 years 9 months 29 days
Weighted average exercise price, ending | $ / shares	$ 3.82
Number of Options, Exercisable, Ending | shares
Weighted average exercise price, Exercisable, ending | $ / shares